Redeemable, Convertible Preferred Stock - Authorized, Issued and Outstanding Shares, Issue Price, and Carrying Value (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Shares authorized (in shares)	20,000,000	130,133,670		130,133,670
Shares issued (in shares)	0	129,148,393		129,148,393
Shares outstanding (in shares)	0	129,148,393	129,148,393	129,148,393	112,558,444
Carrying Amount	$ 0	$ 480,631	$ 480,631	$ 480,631	$ 394,408
Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Shares authorized (in shares)		130,133,670
Shares issued (in shares)		129,148,393
Shares outstanding (in shares)		129,148,393		129,148,393
Carrying Amount		$ 480,631		$ 480,631
Series A
Temporary Equity [Line Items]
Shares authorized (in shares)		20,414,445		20,414,445
Shares issued (in shares)		20,414,445		20,414,445
Shares outstanding (in shares)		20,414,445		20,414,445
Carrying Amount		$ 12,230		$ 12,230
Series A | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Shares authorized (in shares)		20,414,445
Shares issued (in shares)		20,414,445
Shares outstanding (in shares)		20,414,445
Carrying Amount		$ 12,230
Series A | Minimum
Temporary Equity [Line Items]
Issue price (in dollars per share)		$ 0.40		$ 0.40	$ 1.75
Series A | Minimum | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Issue price (in dollars per share)		0.40
Series A | Maximum
Temporary Equity [Line Items]
Issue price (in dollars per share)		0.90		$ 0.90	$ 3.94
Series A | Maximum | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Issue price (in dollars per share)		$ 0.90
Series B
Temporary Equity [Line Items]
Shares authorized (in shares)		7,582,934		7,582,934
Shares issued (in shares)		7,582,934		7,582,934
Shares outstanding (in shares)		7,582,934		7,582,934
Issue price (in dollars per share)		$ 2.37		$ 2.37
Carrying Amount		$ 18,000		$ 18,000
Series B | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Shares authorized (in shares)		7,582,934
Shares issued (in shares)		7,582,934
Shares outstanding (in shares)		7,582,934
Issue price (in dollars per share)		$ 2.37
Carrying Amount		$ 18,000
Series C
Temporary Equity [Line Items]
Shares authorized (in shares)		18,613,084		18,613,084
Shares issued (in shares)		18,121,698		18,121,698
Shares outstanding (in shares)		18,121,698		18,121,698
Issue price (in dollars per share)		$ 3.36		$ 3.36
Carrying Amount		$ 60,850		$ 60,850
Series C | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Shares authorized (in shares)		18,613,084
Shares issued (in shares)		18,121,698
Shares outstanding (in shares)		18,121,698
Issue price (in dollars per share)		$ 3.36
Carrying Amount		$ 60,850
Series D
Temporary Equity [Line Items]
Shares authorized (in shares)		44,946,572		44,946,572
Shares issued (in shares)		44,452,681		44,452,681
Shares outstanding (in shares)		44,452,681		44,452,681
Issue price (in dollars per share)		$ 4.56		$ 4.56
Carrying Amount		$ 188,402		$ 188,402
Series D | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Shares authorized (in shares)		44,946,572
Shares issued (in shares)		44,452,681
Shares outstanding (in shares)		44,452,681
Issue price (in dollars per share)		$ 4.56
Carrying Amount		$ 188,402
Series E
Temporary Equity [Line Items]
Shares authorized (in shares)		22,678,139		22,678,139
Shares issued (in shares)		22,678,139		22,678,139
Shares outstanding (in shares)		22,678,139		22,678,139
Issue price (in dollars per share)		$ 5.23		$ 5.23
Carrying Amount		$ 118,076		$ 118,076
Series E | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Shares authorized (in shares)		22,678,139
Shares issued (in shares)		22,678,139
Shares outstanding (in shares)		22,678,139
Issue price (in dollars per share)		$ 5.23
Carrying Amount		$ 118,076
Series F
Temporary Equity [Line Items]
Shares authorized (in shares)		15,898,496		15,898,496
Shares issued (in shares)		15,898,496		15,898,496
Shares outstanding (in shares)		15,898,496		15,898,496
Issue price (in dollars per share)		$ 5.23		$ 5.23
Carrying Amount		$ 83,073		$ 83,073
Series F | Adjusted Balance, After Ratio Conversion
Temporary Equity [Line Items]
Shares authorized (in shares)		15,898,496
Shares issued (in shares)		15,898,496
Shares outstanding (in shares)		15,898,496
Issue price (in dollars per share)		$ 5.23
Carrying Amount		$ 83,073